PROPERTY, EQUIPMENT AND LEASEHOLDS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Jan. 12, 2021 ft²
Property, Plant and Equipment [Line Items]
Depreciation	$ 188,378	$ 184,855	$ 773,497		$ 659,233
Area of land | ft²							3.3
Cost	12,718,755		12,538,418		11,982,741
Accumulated depreciation	$ 7,798,736		7,606,705		6,840,700
Gain on disposal					9,490
Equipment [Member]
Property, Plant and Equipment [Line Items]
Proceed for disposal			263,380	$ 333,899	24,789
Cost			219,318		79,517	$ 278,040
Recognized gains			$ 44,330	$ 55,859
Accumulated depreciation					64,218
Gain on disposal					$ 9,490